Transactions with Related Parties, Loan Agreement dated October 4, 2016 (Details) $ in Thousands									5 Months Ended	12 Months Ended
	Jan. 12, 2018	Apr. 10, 2017 shares	Dec. 21, 2016 shares	Dec. 14, 2016 USD ($)	Dec. 13, 2016 shares	Nov. 23, 2016 shares	Oct. 04, 2016 USD ($) Payment	Aug. 10, 2016 shares	Jun. 27, 2017 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 28, 2016 USD ($)
Loan Agreement [Abstract]
Balance outstanding										$ 195,021	$ 208,798
Issuance of common stock (in shares) | shares		125,000	1,300,000		10,000,000	1,305,000		1,180,000	2,782,136
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Loan Agreement [Abstract]
Borrowing capacity							$ 4,150					$ 12,800
Balance outstanding										$ 5,900	$ 12,800
Number of bullet payments | Payment							1
Percentage of net offering proceeds required to be paid upon completion of public offering							25.00%
Prepayment necessary upon delivery of M/V Knightship							$ 1,900
Prepayment necessary to decrease margin on variable rate							$ 5,000
Prepayment made upon delivery of M/V Knightship				$ 1,900
Issuance of common stock (in shares) | shares					10,000,000
Prepayment made upon completion of public offering				5,000
Mandatory prepayment made				3,430
Voluntary prepayment made				$ 1,570
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | Minimum [Member]
Loan Agreement [Abstract]
Maturity date										Feb. 28, 2018
Number of months maturity date can be extended from final drawdown date										14 months
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | Maximum [Member]
Loan Agreement [Abstract]
Maturity date										Feb. 28, 2019
Number of months maturity date can be extended from final drawdown date										26 months
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate				7.00%			9.00%
Decrease in margin on variable rate if prepayment is made				2.00%			2.00%
Increase in margin on variable rate if maturity date is extended							1.50%
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | LIBOR [Member] | Subsequent Event [Member]
Loan Agreement [Abstract]
Margin on variable rate	8.50%